Taxation (Tables)	12 Months Ended
Sep. 30, 2025
Taxation [Abstract]
Schedule of Components of the Income Taxes Provision

The components of the income taxes (benefit) expense are:

	For the years ended September 30,
	2025	2024	2023
Current	$(15,099)	$—	$—
Deferred	(98,400)	(15,837)	(88,608)
Total income taxes (benefit) expense	$(113,499)	$(15,837)	$(88,608)

Schedule of Significant Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	As of September 30,
	2025	2024
Deferred tax assets	$—	$—
Current period addition(1)	251,333	5,620
Current period reversal	—	—
Exchange rate effect	—	—
Gross deferred tax assets	251,333	5,620
Less: valuation allowance(1)	(251,333)	(5,620)
Total deferred tax assets	$—	$—

(1)	As of September 30, 2025, the Group had net taxable losses arising from the operations of PPWM and WEALTH AI of HK$3,620,462 (US$462,442) and SGD$1,353,803 (US$1,027,649), respectively. These losses were available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $251,333 and $5,620 for the years ended September 30, 2025 and 2024, respectively.

Significant components of deferred tax liabilities were as follows:

	As of September 30,
	2025	2024
Deferred tax liabilities(1)	$11,390	$14,415
Current year reversal(2)	(11,362)	(3,112)
Exchange rate effect	28	87
Balance at end of the year	$—	$11,390

(1)	As an impact of Topic 606, the Group recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $11,390 at the beginning of the year ended September 30, 2025. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities for the years ended September 30, 2025 and 2024 was HK$88,569 and HK$24,313, respectively.

Schedule of Income Before Income Taxes is Attributable

Net loss before income tax is attributable to the following tax jurisdictions:

	For the years ended September 30,
	2025	2024	2023
Hong Kong and BVI	$(6,951,260)	$(1,899,880)	$(338,982)
Cayman	(14,676,066)	(4,877,361)	(120,905)
Singapore	(1,027,649)	—	—
Net loss before income tax	$(22,654,975)	$(6,777,241)	$(459,887)

Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Expense (Benefit)

Reconciliation between the Hong Kong statutory tax rates to income before income taxes benefit for income taxes is as follows:

	For the years ended September 30,
	2025	2024	2023
Loss before income taxes expense	$(22,654,975)	$(6,777,241)	$(459,887)
Income tax statutory rate	16.5%	16.5%	16.5%
Income tax benefit at statutory tax rate	(3,738,071)	(1,118,245)	(75,881)
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and BVI	2,910,013	804,765	19,949
Effect of valuation allowance on deferred tax assets	251,333	—	28,189
Effect of non-deductible item	581,863	310,726	(60,865)
Effect on different tax rates for subsidiaries operating in other jurisdictions	(5,138)	—	—
Reversal of deferred tax liabilities	(98,400)	—	—
Over provision in respect of prior years	(15,099)	—	—
Tax effect of utillisation of tax losses not recognised in prior year	—	(13,083)	—
Income taxes benefit	$(113,499)	$(15,837)	$(88,608)

Effective income tax rate	0.50%	0.23%	19.27%